Consolidated Statements of Changes in Total Equity - USD ($) $ in Thousands	Total	Limited Liability Company	Series A preferred stock	Series A preferred stock Limited Liability Company	Series B Preferred Units	Series B Preferred Units Limited Liability Company	Limited Partner [Member]	General Partner [Member]	Common Stock [Member]	Common Stock [Member] Limited Liability Company	Common Stock [Member] Limited Partner [Member]	Preferred Units	Preferred Units Limited Liability Company	Preferred Units Series A preferred stock	Preferred Units Series B Preferred Units Limited Liability Company	Preferred Units Limited Partner [Member]	Preferred Units Limited Partner [Member] Series A preferred stock	Preferred Units Limited Partner [Member] Series B Preferred Units	AOCI Attributable to Parent [Member]	Noncontrolling Interest	Noncontrolling Interest Limited Partner [Member]
Beginning balance, units at Dec. 31, 2019											77,510,000					11,800,000
Beginning balance at Dec. 31, 2019	$ 1,876,975							$ 50,241			$ 1,543,598					$ 285,159			$ (57,312)	$ 55,289
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	97,312							1,023			60,632					25,702				9,955
Other comprehensive income (loss)	(49,068)																		(46,524)	(2,544)
Partners' Capital Account, Distributions	(78,695)		$ (11,249)		$ (14,453)			(1,467)			(77,228)						$ (11,249)	$ (14,453)
Preferred units																$ (25,700)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(5,940)
Partners' Capital Account, Unit-based Payment Arrangement, Amount	1,661							31			$ 1,630
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units											64,000
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	462							12			$ 629									(179)
Stock Issued During Period, Value, New Issues								(2,308)			$ (2,308)
Stock Issued During Period, Shares, New Issues											10,750,000
Number of common units repurchased (in shares)											(1,373,000)
Repurchase of common units (note 16)	(15,635)							(313)			$ (15,322)
Ending balance, units at Dec. 31, 2020											86,951,000					11,800,000
Ending balance at Dec. 31, 2020	1,746,270							46,182			$ 1,465,408					$ 285,159			(103,836)	53,357
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Payments for Repurchase of Preferred Stock and Preference Stock	0
Net income	255,548							3,808			213,138					25,702				12,900
Other comprehensive income (loss)	52,851																		50,673	2,178
Partners' Capital Account, Distributions	(98,493)		(11,249)		(14,453)			(1,730)			(96,763)						(11,249)	(14,453)
Preferred units																$ (25,700)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(2,923)
Partners' Capital Account, Unit-based Payment Arrangement, Amount	1,472							26			$ 1,446
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units											59,000
Ending balance, units at Dec. 31, 2021											87,010,000					11,800,000
Ending balance at Dec. 31, 2021	1,929,023							48,286			$ 1,583,229					$ 285,159			(53,163)	65,512
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Payments for Repurchase of Preferred Stock and Preference Stock	0
Equity	1,863,511
Net income	241,553	$ 193,913					$ 47,640	740	$ 157,339		40,407	$ 21,608				3,998				14,966	$ 2,495
Conversion of Stock, Amount Converted	(1,955,365)	(1,955,365)						(49,026)			$ (1,623,607)					(282,732)
Conversion of Stock, Shares Converted									(87,010,000)			(11,800,000)
Conversion of Stock, Amount Issued									$ 1,672,633			$ 282,732
Conversion of Stock, Shares Issued									88,565,000			11,800,000
Other comprehensive income (loss)	94,416																		93,680	736
Adjustments to Additional Paid in Capital, Other									$ 129,271	$ 129,271
Partners' Capital Account, Distributions			$ (2,812)	$ (8,391)	$ (3,613)	$ (10,790)									$ (10,790)		$ (2,812)	$ (3,613)
Partners' Capital Account, Redemptions												(111,000)
Preferred units																$ (25,600)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(4,180)
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Declared														$ 8,391
Restricted Stock Award, Forfeitures	(3,313)						(3,254)	(59)
Partners' Capital Account, Contributions	6,035						5,926	109
Payments for Repurchase of Preferred Stock and Preference Stock	(2,690)	$ (2,690)								$ (15)			$ (2,675)
Partners' Capital Account, Acquisitions	(2,751)						$ (2,701)	(50)
Limited Liability Company (LLC) Preferred Unit, Outstanding												11,689,000
Common Unit, Outstanding									88,565,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,361,758							$ 0	$ 1,959,228			$ 282,484							$ 40,517	$ 79,529
Equity	$ 2,282,229